Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
Source of Non-Interest Income	The following table presents the Company’s sources of Non-Interest Income for the years ended December 31, 2024, 2023 and 2022. Items outside the scope of ASC 606 are noted as such.

(dollars in thousands)	December 31,
	2024	2023	2022
Non-interest income
Service Charges on Deposits
Overdraft fees	$2,733	$2,939	$2,708
Other	2,172	2,110	2,044
Interchange Income	5,139	5,819	6,348
Net gain on equity securities (a)	1,383	-	-
Wealth management fees	7,247	6,425	7,037
Other (a)	1,160	1,022	1,123

Total non-interest income	$19,834	$18,315	$19,260

(a)	Not within the scope of ASC 606.